Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities

7.    Investments in Unconsolidated Entities

            Joint ventures are common in the real estate industry. We use joint ventures to finance properties, develop new properties, and diversify our risk in a particular property or portfolio of properties. We held joint venture ownership interests in 87 properties in the United States as of December 31, 2011 and 101 properties as of December 31, 2010. As discussed in Note 14, on January 9, 2012, we sold our interest in GCI which owned 45 shopping centers in Italy. As of December 31, 2011, we also held interests in eight joint venture properties in Japan, two joint venture properties in South Korea, one joint venture property in Mexico, and one joint venture property in Malaysia. We account for these joint venture properties using the equity method of accounting.

            Substantially all of our joint venture properties are subject to rights of first refusal, buy-sell provisions, or other sale or marketing rights for partners which are customary in real estate joint venture agreements and the industry. We and our partners in these joint ventures may initiate these provisions at any time (subject to any applicable lock up or similar restrictions), which could result in either the sale of our interest or the use of available cash or borrowings to acquire the joint venture interest from our partner.

            In May 2010, Opry Mills, a property in which we have a 50% interest through our SPG-FCM joint venture, sustained significant flood damage and substantially all of the property remains closed. Insurance proceeds of $50 million have been funded by the insurers and remediation work has been completed. The excess insurance carriers (those providing coverage above $50 million) have denied the joint venture's claim under the policy for additional proceeds (of up to $150 million) to pay further amounts for restoration costs and business interruption losses. We have obtained additional financing of $120 million from the existing mortgage lenders and, in April 2011, commenced rebuilding the center with an expected opening in March of 2012. We and our lenders are continuing our efforts through pending litigation to recover our losses under the excess insurance policies for Opry Mills and we believe recovery is probable, but no assurances can be made that our efforts to recover these funds will be successful.

            On December 31, 2011, as further discussed in Note 4, we and our joint venture partner dissolved a venture in which we had a 50% interest and distributed a portfolio of properties previously held within the venture to us and our joint venture partner. The results of operations of these properties are now presented as income from discontinued joint venture interests and the non-cash gain recorded upon distribution to the partners is presented within gain on sale or disposal of assets and interests in unconsolidated entities in the "Summary Financial Information" below.

Loans to SPG-FCM

            The Operating Partnership has a loan to SPG-FCM with an outstanding balance of $651.0 million as of December 31, 2011 and 2010. The loan bears interest at a rate of LIBOR plus 275 basis points and matures on June 7, 2012. During 2011, 2010 and 2009, we recorded approximately $9.8 million, $9.9 million and $9.3 million in interest income (net of inter-entity eliminations) related to this loan, respectively. We also recorded fee income, including fee income amortization related to up-front fees on loans made to SPG-FCM and Mills, during 2011, 2010 and 2009, of approximately $1.0 million, $0.9 million and $3.7 million (net of inter-entity eliminations), respectively, for providing refinancing services to Mills' properties and SPG-FCM.

International Joint Venture Investments

            We conduct our international operations through joint venture arrangements and account for all of our international joint venture investments using the equity method of accounting

            European Joint Ventures.    At December 31, 2011, we had a 49.0% ownership interest in GCI, a joint venture with Auchan S.A., which owned 45 properties located in Italy. The carrying amount of our investment in GCI was $331.9 million and $330.1 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss). As discussed in Note 14, we sold our entire interest in GCI to our venture partner on January 9, 2012.

            On July 15, 2010, we and our partner in Simon Ivanhoe S.à.r.l., or Simon Ivanhoe, sold our collective interests in Simon Ivanhoe which owned seven shopping centers located in France and Poland to Unibail-Rodamco. The joint venture partners received net consideration of €422.5 million for their interests after the repayment of all joint venture debt, subject to certain post-closing adjustments. Our share of the gain on sale of our interests in Simon Ivanhoe was approximately $281 million.

            Asian Joint Ventures.    We conduct our international Premium Outlet operations in Japan through a joint venture with Mitsubishi Estate Co., Ltd. We have a 40.0% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $349.5 million and $340.8 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss). We conduct our international Premium Outlet operations in South Korea through a joint venture with Shinsegae International Co. We have a 50.0% ownership interest in this joint venture. The carrying amount of our investment in this joint venture was $43.8 million and $35.7 million as of December 31, 2011 and 2010, respectively, including all related components of accumulated other comprehensive income (loss).

            In December 2009, we recognized a loss on our 32.5% interest in shopping centers operating or under development in China. The interests were sold to affiliates of our Chinese partner for approximately $29 million, resulting in a loss of approximately $20 million which is included in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the 2009 consolidated statement of operations and comprehensive income.

Summary Financial Information

            A summary of our investments in joint ventures and share of income from such joint ventures follows. The statement of operations for the year ended December 31, 2010 includes amounts related to our investment in Simon Ivanhoe which was sold on July 15, 2010 and GCI which was sold on January 9, 2012. We acquired additional controlling interests in King of Prussia on August 25, 2011, and as a result, this previously unconsolidated property is now a consolidated property as of the acquisition date. Balance sheet information for the joint ventures is as follows:

	December 31, 2011	December 31, 2010
BALANCE SHEETS
Assets:
Investment properties, at cost	$20,481,657	$21,236,594
Less — accumulated depreciation	5,264,565	5,126,116

	15,217,092	16,110,478
Cash and cash equivalents	806,895	802,025
Tenant receivables and accrued revenue, net	359,208	353,719
Investment in unconsolidated entities, at equity	133,576	158,116
Deferred costs and other assets	526,101	525,024

Total assets	$17,042,872	$17,949,362

Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness	$15,582,321	$15,937,404
Accounts payable, accrued expenses, intangibles, and deferred revenue	775,733	748,245
Other liabilities	981,711	961,284

Total liabilities	17,339,765	17,646,933
Preferred units	67,450	67,450
Partners' (deficit) equity	(364,343)	234,979

Total liabilities and partners' (deficit) equity	$17,042,872	$17,949,362

Our Share of:
Partners' (deficit) equity	$(32,000)	$146,578
Add: Excess Investment	714,515	757,672

Our net Investment in Joint Ventures	$682,515	$904,250

            "Excess Investment" represents the unamortized difference of our investment over our share of the equity in the underlying net assets of the joint ventures acquired. We amortize excess investment over the life of the related properties, typically no greater than 40 years, and the amortization is included in the reported amount of income from unconsolidated entities.

            As of December 31, 2011, scheduled principal repayments on joint venture properties' mortgages and other indebtedness are as follows:

2012	$2,746,336
2013	1,875,642
2014	1,925,553
2015	2,116,162
2016	1,462,915
Thereafter	5,448,606

Total principal maturities	15,575,214
Net unamortized debt premiums and discounts	7,107

Total mortgages and other indebtedness	$15,582,321

            This debt becomes due in installments over various terms extending through 2036 with interest rates ranging from 0.49% to 9.35% and a weighted average rate of 5.02% at December 31, 2011.

	For the Year Ended December 31,
	2011	2010	2009
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,844,774	$1,810,581	$1,813,180
Overage rent	161,993	143,018	127,561
Tenant reimbursements	862,211	870,555	903,009
Other income	175,430	214,728	168,239

Total revenue	3,044,408	3,038,882	3,011,989
Operating Expenses:
Property operating	602,989	595,733	614,968
Depreciation and amortization	737,865	752,014	760,068
Real estate taxes	220,955	230,326	234,506
Repairs and maintenance	76,258	92,490	98,197
Advertising and promotion	57,703	55,952	58,261
Provision for credit losses	8,648	3,934	14,935
Impairment charge	—	—	17,268
Other	227,703	209,635	181,693

Total operating expenses	1,932,121	1,940,084	1,979,896

Operating Income	1,112,287	1,098,798	1,032,093
Interest expense	(813,433)	(812,886)	(826,951)
Loss from unconsolidated entities	(4,644)	(840)	(4,739)
Impairment charge from investments in unconsolidated entities	—	(16,671)	—

Income from Continuing Operations	294,210	268,401	200,403
Income from discontinued joint venture interests	48,154	63,108	58,169
Gain on sale or disposal of assets and interests in unconsolidated entities, net	347,640	39,676	—

Net Income	$690,004	$371,185	$258,572

Third-Party Investors' Share of Net Income	$384,384	$234,799	$170,265

Our Share of Net Income	305,620	136,386	88,307
Amortization of Excess Investment	(50,562)	(48,329)	(55,690)
Our Share of Gain on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	(173,820)	(20,305)	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	—	8,169	7,603

Income from Unconsolidated Entities	$81,238	$75,921	$40,220

  2011 Dispositions

            In April 2011 we disposed of our interest in an unconsolidated regional mall, resulting in a gain of $7.8 million. This gain is reported in gain (loss) upon acquisition of controlling interests, and on sale or disposal of assets and interests in unconsolidated entities, net in the consolidated statements of operations and comprehensive income.

  2010 Impairment

            In December 2010, we recognized an $8.2 million non-cash impairment charge representing our share of impairment on a joint venture investment in a property in Italy for which the decline in value below our carrying amount was deemed other-than-temporary.

  2009 Impairment

            In December 2009 we recognized non-cash impairment charges of $7.6 million representing our share of impairment charges on joint venture properties. These charges represent adjustments to the carrying value of certain parcels of land and the write-off of predevelopment costs related to certain projects no longer being pursued. In addition, in December 2009 we recognized $35.1 million of impairment charges for investments in certain unconsolidated entities including one regional mall and two non-retail real estate assets for which declines in value below our carrying amount were deemed other-than-temporary.